Life Insurance Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 9,701	¥ 7,196	¥ 7,307